3. INVESTMENT SECURITIES: Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Securities, Amortized Cost Basis	$ 204,330,167	$ 192,370,566
Available-for-sale Securities, Gross Unrealized Gain	16,725,273	12,111,048
Available-for-sale Securities, Gross Unrealized Loss	(1,022)	(24,092)
Available-for-sale Securities, Estimated Fair Value	221,054,418	204,457,522
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	204,199,851	192,240,250
Available-for-sale Securities, Gross Unrealized Gain	16,464,476	11,796,039
Available-for-sale Securities, Gross Unrealized Loss	(1,022)	(24,092)
Available-for-sale Securities, Estimated Fair Value	220,663,305	204,012,197
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gain	260,797	315,009
Available-for-sale Securities, Gross Unrealized Loss	0	0
Available-for-sale Securities, Estimated Fair Value	$ 391,113	$ 445,325